Summary of Changes to Investment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Disclosure of associates [abstract]
Beginning Balance	$ 1,429	$ 0
Acquisition of Golden Valley		1,360
Addition		409
Share of loss in associate	1	(296)
Dilution gain		100
Translation gain	29	(144)
Ending Balance	$ 1,459	$ 1,429